Right Of Use Assets And Lease Liabilities	12 Months Ended
Dec. 31, 2020
Right Of Use Asset And Lease Liability [Abstract]
Right Of Use Assets And Lease Liabilities
14. RIGHT OF USE ASSETS AND LEASE LIABILITIES
The Group has entered into lease agreements primarily for the lease of offices and premises. The evolution of right of use assets and lease liabilities as of December 31, 2020, as compared with December 31, 2019, is as follows:

	2020	2019
Lease liabilities:
As of the beginning of the year	601,532	622,131
Additions	4,655	40,686
Financial restatements	49,998	53,636
Foreign Exchange gain /(losses)	21,734	22,323
Payments	(147,111)	(137,244)

As of the end of the year	530,808	601,532
Right of use assets:
As of the beginning of the year	555,384	622,131
Additions	4,655	40,686
Depreciation	(112,626)	(107,433)

As of the end of the year	447,413	555,384
The average incremental rates used for the determination of the current value of the Group’s leases in local and foreign currency are 49.1% and 10.8%, respectively.